Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
(12)	Commitments and Contingent Liabilities

The Company is party to litigation and claims arising in the normal course of business. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the consolidated financial position.

In addition, the Company is currently involved in a lawsuit in which borrowers have alleged improper conduct by a former officer of the Company. Management, after consultation with legal counsel, does not believe losses, if any, will be material to the financial position of the Company.

Wilson Bank leases land for certain branch facilities and automatic teller machine locations. Future minimum rental payments required under the terms of the noncancellable leases are as follows:

Years Ending December 31,	In Thousands

2014	$85
2015	58
2016	23
2017	14

Total rent expense amounted to $128,000, $153,000 and $174,000, respectively, during the years ended December 31, 2013, 2012 and 2011.

The Company has lines of credit with other financial institutions totaling $53,000,000 and $38,000,000 at December 31, 2013 and 2012, respectively. At December 31, 2013 and 2012, respectively, there was no balance outstanding under these lines of credit.